UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Galaxy Capital Trading Ltd.
Address: Folio Chambers, PO Box 800
         Road Town, Tortola
         British Virgin Islands V61110

Form 13F File Number: [_____________]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William Harris
Title: Administrator
Phone: 284-494-7065

Signature, Place, and Date of Signing:

 /s/ William Harris       Road Town, Tortola, BVI          10/02/2008
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  85
Form 13F Information Table Value Total:  $ 40,559,000

List of Other Included Managers:

NONE

GALAXY TRADING
                FORM 13F INFORMATION TABLE

                                                                                                               VOTING
                                                             VALUE     SHARES  SH/   PUT/  INVSTMT  OTHER    AUTHORITY
 NAME OF ISSUER                 TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
 --------------                 --------------    -----     --------  -------  ---   ----  -------  --------    ----    ------  ----
ALCOA INC                       COM             013817101     632      28000    SH          SOLE               28000       0       0
APPLE INC                       COM NPV         037833100     227       2000    SH          SOLE                2000       0       0
ABB LTD                         SPONSORED ADR   000375204     689      35500    SH          SOLE               35500       0       0
AES CORP. (THE)                 COM             00130H105     189      16200    SH          SOLE               16200       0       0
ALLERGAN INC                    COM             018490102     216       4200    SH          SOLE                4200       0       0
AGRIUM INC                      COM NPV         008916108     701      12500    SH          SOLE               12500       0       0
ANNTAYLOR STORES CORP           COM             036115103     349      16900    SH          SOLE               16900       0       0
AIR PRODUCTS & CHEMICALS INC    COM             009158106     500       7300    SH          SOLE                7300       0       0
ASML HOLDING NV                 ADR NY SHS      N07059186     905      51400    SH          SOLE               51400       0       0
ALLEGHENY TECHNOLOGIES INC      COM             01741R102     730      24700    SH          SOLE               24700       0       0
BUNGE LTD                       COM             G16962105     246       3900    SH          SOLE                3900       0       0
BHP BILLITON GROUP (AUS)        ADR             088606108     239       4600    SH          SOLE                4600       0       0
BMC SOFTWARE INC                COM             055921100     458      16000    SH          SOLE               16000       0       0
BROADCOM CORP                   CL A COM        111320107     732      39300    SH          SOLE               39300       0       0
CONTINENTAL AIRLS INC  -CL B    CL B COM        210795308     292      17500    SH          SOLE               17500       0       0
CAMERON INTERNATIONAL CORP      COM             13342B105     254       6600    SH          SOLE                6600       0       0
CELANESE CORP                   COM             150870103     511      18300    SH          SOLE               18300       0       0
CELGENE CORP                    COM             151020104     487       7700    SH          SOLE                7700       0       0
CLEVELAND-CLIFFS INC            COM             185896107     694      13100    SH          SOLE               13100       0       0
CUMMINS INC                     COM             231021106     787      18000    SH          SOLE               18000       0       0
SALESFORCE.COM INC              COM             79466L302     281       5800    SH          SOLE                5800       0       0
CANADIAN SOLAR INC              COM NPV         136635109     348      17800    SH          SOLE               17800       0       0
CTRIP.COM INTL LTD  -ADR        ADR             22943F100     297       7700    SH          SOLE                7700       0       0
CEMEX SAB DE CV                 SPON ADR 5 ORD  151290889     189      11000    SH          SOLE               11000       0       0
DU PONT (E I) DE NEMOURS        COM             263534109     810      20100    SH          SOLE               20100       0       0
DEERE & CO                      COM             244199105     549      11100    SH          SOLE               11100       0       0
QUEST DIAGNOSTICS INC           COM NPV         74834L100     294       5700    SH          SOLE                5700       0       0
GENENTECH INC                   COM NEW         368710406     302       3400    SH          SOLE                3400       0       0
DOVER CORP                      COM             260003108     215       5300    SH          SOLE                5300       0       0
DRYSHIPS INC                    COM             Y2109Q101     607      17100    SH          SOLE               17100       0       0
EL PASO CORP                    COM NPV         28336L109     829      65000    SH          SOLE               65000       0       0
ELECTRONIC ARTS INC             COM             285512109     377      10200    SH          SOLE               10200       0       0
EATON CORP                      COM             278058102     534       9500    SH          SOLE                9500       0       0
FASTENAL CO                     COM             311900104     415       8400    SH          SOLE                8400       0       0
FMC CORP                        COM             302491303     658      12800    SH          SOLE               12800       0       0
FOCUS MEDIA HOLDING LTD -ADR    SPON ADR        34415V109     781      27400    SH          SOLE               27400       0       0
FOMENTO ECONOMICO MEXICANO      SPON ADR        344419106     667      17500    SH          SOLE               17500       0       0
FOREST LABORATORIES  -CL A      CL A COM        345838106     283      10000    SH          SOLE               10000       0       0
FOSTER WHEELER LTD              COM             G36535139     571      15800    SH          SOLE               15800       0       0
GENERAL DYNAMICS CORP           COM             369550108     825      11200    SH          SOLE               11200       0       0
GERDAU SA                       SPONSD ADR PFD  373737105     735      66200    SH          SOLE               66200       0       0
GENCO SHIPPING & TRADING LTD    COM             Y2685T107     502      15100    SH          SOLE               15100       0       0
STARWOOD HOTELS&RESORTS WRLD    SHS BEN INT     85590A401     566      20100    SH          SOLE               20100       0       0
JACOBS ENGINEERING GROUP INC    COM NPV         469814107     902      16600    SH          SOLE               16600       0       0
JOHNSON & JOHNSON               COM             478160104     617       8900    SH          SOLE                8900       0       0
JUNIPER NETWORKS INC            COM             48203R104     424      20100    SH          SOLE               20100       0       0
JOS A BANK CLOTHIERS INC        COM             480838101     561      16700    SH          SOLE               16700       0       0
KING PHARMACEUTICALS INC        COM NPV         495582108      97      10100    SH          SOLE               10100       0       0
SOUTHWEST AIRLINES              COM             844741108     506      34900    SH          SOLE               34900       0       0
MEDTRONIC INC                   COM             585055106     289       5800    SH          SOLE                5800       0       0
MIRANT CORP                     COM             60467R100     722      39500    SH          SOLE               39500       0       0
ARCELORMITTAL SA                CL A ADR        03938L104     504      10200    SH          SOLE               10200       0       0
NII HOLDINGS INC                CL B NEW        62913F201     921      24300    SH          SOLE               24300       0       0
NOKIA (AB) OY                   SPON ADR        654902204     244      13100    SH          SOLE               13100       0       0
NRG ENERGY INC                  COM NEW         629377508     250      10100    SH          SOLE               10100       0       0
NETAPP INC                      COM NPV         64110D104     244      13400    SH          SOLE               13400       0       0
NEXEN INC                       COM NPV         65334H102     228       9800    SH          SOLE                9800       0       0
PACCAR INC                      COM             693718108     252       6600    SH          SOLE                6600       0       0
SOUTHERN COPPER CORP            COM             84265V105     349      18300    SH          SOLE               18300       0       0
PARKER-HANNIFIN CORP            COM             701094104     239       4500    SH          SOLE                4500       0       0
PANERA BREAD CO                 CL A COM        69840W108     499       9800    SH          SOLE                9800       0       0
COLLECTIVE BRANDS INC           COM             19421W100     317      17300    SH          SOLE               17300       0       0
QUANTA SERVICES INC             COM             74762E102     754      27900    SH          SOLE               27900       0       0
PRAXAIR INC                     COM NPV         74005P104     732      10200    SH          SOLE               10200       0       0
QLOGIC CORP                     COM             747277101     393      25600    SH          SOLE               25600       0       0
ROYAL CARIBBEAN CRUISES LTD     COM             000886286     656      31600    SH          SOLE               31600       0       0
RESEARCH IN MOTION LTD          COM NPV         760975102     451       6600    SH          SOLE                6600       0       0
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR   204412209     228      11900    SH          SOLE               11900       0       0
RELIANT ENERGY INC              COM             75952B105     509      69300    SH          SOLE               69300       0       0
RAYTHEON CO                     COM             755111507     235       4400    SH          SOLE                4400       0       0
SHAW GROUP INC                  COM NPV         820280105     513      16700    SH          SOLE               16700       0       0
CSN-CIA SIDERURGICA NACIONAL    SPON ADR        20440W105     553      26000    SH          SOLE               26000       0       0
SPX CORP                        COM             784635104     701       9100    SH          SOLE                9100       0       0
ST JUDE MEDICAL INC             COM             790849103     204       4700    SH          SOLE                4700       0       0
STATOILHYDRO ASA                SPONSORED ADR   85771P102     214       9000    SH          SOLE                9000       0       0
SUNTECH POWER HOLDINGS  -ADR    ADS             86800C104     520      14500    SH          SOLE               14500       0       0
TIDEWATER INC                   COM             886423102     432       7800    SH          SOLE                7800       0       0
TALISMAN ENERGY INC             COM NPV         87425E103     250      17600    SH          SOLE               17600       0       0
TENARIS SA                      SPONSORED ADR   88031M109     895      24000    SH          SOLE               24000       0       0
TYCO INTERNATIONAL LTD          COM             G9143X208     816      23300    SH          SOLE               23300       0       0
UAL CORP                        COM NEW         902549807     264      30000    SH          SOLE               30000       0       0
WEATHERFORD INTL LTD            COM             G95089101     913      36300    SH          SOLE               36300       0       0
XEROX CORP                      COM             984121103     234      20300    SH          SOLE               20300       0       0
YUM BRANDS INC                  COM NPV         988498101     228       7000    SH          SOLE                7000       0       0
ZIMMER HOLDINGS INC             COM             98956P102     226       3500    SH          SOLE                3500       0       0